CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 4,411	$ (855)	$ 1,118
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for loan losses	1,539	1,319	2,896
Employee stock ownership plan expense	552	559	543
Equity incentive plan expense	746	757	189
Excess tax benefit from share-based compensation	(4)	(9)	(4)
Amortization of investment premiums and discounts, net	1,059	1,259	1,168
Amortization of loan premiums and discounts, net	1,419	1,473	1,423
Depreciation and amortization of premises and equipment	2,596	1,992	1,852
Amortization of core deposit intangible	613	220	11
Amortization of deferred debt issue costs	90	262	211
Net (gain) loss on sale of securities	(64)	1,155	(273)
Other-than-temporary impairment losses on securities	0	8	123
Net (gain) loss on trading securities and derivatives	(60)	(205)	358
Deferred income tax provision (benefit)	1,183	(1,073)	(1,100)
Loans originated for sale	(16,255)	(46,239)	(53,552)
Proceeds from sale of loans held for sale	17,380	49,985	55,260
Net gain on sale of loans held for sale	(274)	(835)	(1,646)
Net loss on disposal of SI Trust Servicing operations	0	0	698
Net gain on sale of loans held for investment	0	(201)	0
Net loss on disposal of equipment	0	0	5
Impairment loss on long-lived assets	0	0	392
Net loss on sales or write-downs of other real estate owned	104	43	60
Increase in cash surrender value of bank-owned life insurance	(580)	(400)	(284)
Gain on bank-owned life insurance proceeds	0	0	(349)
Change in operating assets and liabilities:
Accrued interest receivable	168	42	324
Other assets	2,016	(609)	1,585
Accrued expenses and other liabilities	1,121	1,509	1,232
Net cash provided by operating activities	17,760	10,157	12,240
Cash flows from investing activities:
Purchases of available for sale securities	(36,216)	(54,671)	(41,721)
Proceeds from sales of available for sale securities	1,109	26,115	44,033
Proceeds from maturities of and principal repayments on available for sale securities	32,566	45,275	54,452
Redemption of Federal Home Loan Bank stock	2,776	325	0
Loan principal collections (originations), net	59,185	13,585	(22,875)
Purchases of loans	(59,900)	(22,950)	(49,768)
Proceeds from sales of loans held for investment	0	3,189	0
Proceeds from sales of other real estate owned	1,357	1,314	1,361
Purchases of premises and equipment	(3,217)	(2,140)	(1,472)
Proceeds from bank-owned life insurance	0	0	585
Net cash paid for Newport acquisition	0	(8,935)	0
Net cash provided by (used in) investing activities	(2,340)	1,107	(15,405)
Cash flows from financing activities:
Net increase (decrease) in deposits	25,964	(8,836)	3,222
Net increase (decrease) in mortgagors' and investors' escrow accounts	386	7	(84)
Proceeds from Federal Home Loan Bank advances	29,000	63,000	7,000
Repayments of Federal Home Loan Bank advances, net of amortization of discount	(57,085)	(59,509)	(9,000)
Repayments of other borrowings, net of amortization of discount	0	(15,072)	0
Excess tax benefit from share-based compensation	4	9	4
Purchase of shares for equity plan	0	0	(2,238)
Stock options exercised	557	94	10
Cash dividends on common stock	(1,475)	(1,227)	(1,171)
Common shares repurchased	(841)	(98)	(5,301)
Net cash used in financing activities	(3,490)	(21,632)	(7,558)
Net change in cash and cash equivalents	11,930	(10,368)	(10,723)
Cash and cash equivalents at beginning of year	27,321	37,689	48,412
Cash and cash equivalents at end of year	39,251	27,321	37,689
Supplemental cash flow information:
Interest paid	8,306	8,335	9,682
Income taxes paid (received), net	(67)	1,562	(321)
Transfer of loans to other real estate owned	303	2,393	1,787
Fair value of non-cash tangible assets acquired	0	408,392	0
Goodwill and core deposit intangibles	0	16,079	0
Fair value of liabilities assumed	0	385,431	0
Value of common shares issued	$ 0	$ 30,105	$ 0